TAXATION - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
TAXATION
Current tax expense	$ (8,256,688)	$ (2,392,378)	$ (10,754,919)
Deferred tax	1,298,945	(226,110)	4,151,270
Income tax expenses	$ (6,957,743)	$ (2,618,488)	$ (6,603,649)